Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Nuclear Asset-Recovery Property Servicing Agreement, dated as of June 22, 2016 (Servicing Agreement), by and between DUKE ENERGY FLORIDA, LLC, as servicer (Servicer), and Duke Energy Florida Project Finance, LLC, the Servicer does hereby certify, for the March 1, 2017, Payment Date (Current Payment Date), as follows:
Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods: Issuance to February 28, 2017
Payment Date: March 1, 2017

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the	July 2016	Collection Period	$1,897,418
ii.	Remittances for the	August 2016	Collection Period	10,102,941
iii.	Remittances for the	September 2016	Collection Period	10,349,761
iv..	Remittances for the	October 2016	Collection Period	8,243,612
v.	Remittances for the	November 2016	Collection Period	9,792,938
vi.	Remittances for the	December 2016	Collection Period	5,798,933
vii.	Remittances for the	January 2017	Collection Period	6,675,298
viii.	Remittances for the	February 2017	Collection Period	6,633,092
ix.	Investment Earnings on Capital Subaccount			8,457
x.	Investment Earnings on Excess Funds Subaccount			—
xi.	Investment Earnings on General Subaccount			49,505
xii.	General Subaccount Balance (sum of i through xi above)			$59,551,955
xiii.	Excess Funds Subaccount Balance as of prior Payment Date			—
xiv.	Capital Subaccount Balance as of prior Payment Date			6,471,450
xv.	Collection Account Balance (sum of xii through xiv above)			$66,023,405

2.     Outstanding Amounts of as of prior Payment Date:

i.	Series A	2018	Outstanding Amount	$183,000,000
ii.	Series A	2021	Outstanding Amount	150,000,000
iii.	Series A	2026	Outstanding Amount	436,000,000
iv.	Series A	2032	Outstanding Amount	250,000,000
v.	Series A	2035	Outstanding Amount	275,290,000
vi.	Aggregate Outstanding Amount of all Series A Bonds			$1,294,290,000
3.     Required Funding/Payments as of Current Payment Date:

	Principal		Principal Due
i.	Series A	2018	$35,700,000
ii.	Series A	2021	—
iii.	Series A	2026	—
iv.	Series A	2032	—
v.	Series A	2035	—
vi.	All Series A Bonds		$35,700,000

Exhibit 99.1

	Interest
	WAL		Interest Rate	Days in Interest Period	Principal Balance	Interest Due
v.	Series A	2018	1.196%	249	$183,000,000	$1,513,837
vi.	Series A	2021	1.731%	249	150,000,000	1,795,913
vii.	Series A	2026	2.538%	249	436,000,000	7,653,762
viii.	Series A	2032	2.858%	249	250,000,000	4,941,958
ix.	Series A	2035	3.112%	249	275,290,000	5,925,525

x.	All Series A Bonds					$21,830,995
					Required Level	Funding Required
xi.	Capital Account				$6,471,450.00	$—
4.     Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts				$—
ii.	Servicing Fee				447,609
iii.	Administration Fee				34,583
iv.	Operating Expenses				40,958

Series A Bonds			Aggregate	Per $1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)				$21,830,995
1.	Series A	2018	$1,513,837	$8.27
2.	Series A	2021	1,795,913	11.97
3.	Series A	2026	7,653,762	17.55
4.	Series A	2032	4,941,958	19.77
5.	Series A	2035	5,925,525	21.52

vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date				$—
1.	Series A	2018	$—	$—
2.	Series A	2021	—	—
3.	Series A	2026	—	—
4.	Series A	2032	—	—
5.	Series A	2035	—	—

vii.	Semi-Annual Principal				$35,700,000
1.	Series A	2018	$35,700,000	$195.08
2.	Series A	2021	—
3.	Series A	2026	—
4.	Series A	2032	—
5.	Series A	2035	—

viii.	Other unpaid Operating Expenses				$—
ix.	Funding of Capital Subaccount (to required level)				—
x.	Capital Subaccount Return to Duke Energy Florida				139,296
xi.	Deposit to Excess Funds Subaccount				1,358,514
xii.	Released to Issuer upon Retirement of all Series Bonds				—
xiii.	Aggregate Remittances as of Current Payment Date				$59,551,955

Exhibit 99.1

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Series A	2018	$147,300,000
ii.	Series A	2021	150,000,000
iii.	Series A	2026	436,000,000
iv.	Series A	2032	250,000,000
v.	Series A	2035	275,290,000
vi.	Aggregate Outstanding Amount of all Series A Bonds		$1,258,590,000
vii.	Excess Funds Subaccount Balance		1,358,513
viii.	Capital Subaccount Balances		6,471,450
ix.	Aggregate Collection Account Balance		$7,829,963
6.    Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	$—
ii.	Capital Subaccount	—
iii.	Total Withdrawals	$—
7.    Shortfalls in Interest and Principal Payments as of Current Payment Date:

i.	Semi-annual Interest
	Series A	2018	$—
	Series A	2021	—
	Series A	2026	—
	Series A	2032	—
	Series A	2035	—
	Total		$—
ii.	Semi-annual Principal
	Series A	2018	$—
	Series A	2021	—
	Series A	2026	—
	Series A	2032	—
	Series A	2035	—
	Total		$—
8.    Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i.	Return on Invested Capital	$—
9.    Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$—

Exhibit 99.1

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

Date:	February 21, 2017	DUKE ENERGY FLORIDA, LLC,
as Servicer

	By:	/s/ David Doss
David Doss
Director, Electric Utilities and Infrastructure